Investments (Narrative) (Details) - Vizsla Royalties Corp [Member] $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 12, 2025 CAD ($) $ / shares shares	Jun. 12, 2025 USD ($) shares	Apr. 30, 2026	Apr. 30, 2025
Disclosure of associates [Line items]
Associate number of shares issued | shares	31,510,000	31,510,000
Associate share issue price | $ / shares	$ 2
Associate proceeds from issuing shares	$ 63,020	$ 46,297
Proportion of ownership interest in associate			17.10%	32.89%
Representation held in board of directors of associate			40.00%
NSR Interest			3.50%
Retained NSR percentage			0.50%
Panuco NSR percentage			2.00%